The Company had the following options and warrants outstanding at January 31, 2022: (Details) - $ / shares	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Lender One [Member]
Line of Credit Facility [Line Items]
Issued To	Lender	Lender
# Warrants	95,000	95,000
Dated	Aug. 28, 2020	Aug. 28, 2020
Expire	Aug. 28, 2023	Aug. 28, 2023
Strike Price	$ 4.00	$ 4.00
Broker One [Member]
Line of Credit Facility [Line Items]
Issued To	Broker	Broker
# Warrants	250	250
Dated	Oct. 11, 2020	Oct. 11, 2020
Expire	Oct. 11, 2025	Oct. 11, 2025
Strike Price	$ 45.00	$ 45.00
Broker Two [Member]
Line of Credit Facility [Line Items]
Issued To	Broker	Broker
# Warrants	300	300
Dated	Nov. 25, 2020	Nov. 25, 2020
Expire	Nov. 25, 2025	Nov. 25, 2025
Strike Price	$ 30.00	$ 30.00
Triton [Member]
Line of Credit Facility [Line Items]
Issued To	Triton	Triton
# Warrants	30,000
Dated	Jul. 27, 2021
Expire	Jul. 27, 2024
Strike Price	$ 21.10
Purchase Agreement [Member]
Line of Credit Facility [Line Items]
# Warrants		30,000
Dated		Jul. 27, 2021
Expire		Jul. 27, 2024
Strike Price		$ 21.10
Consultant One [Member]
Line of Credit Facility [Line Items]
Issued To	Consultant	Consultant
# Warrants	25,000	25,000
Dated	Aug. 26, 2021	Aug. 26, 2021
Expire	Aug. 26, 2024	Aug. 26, 2024
Strike Price	$ 15.00	$ 15.00
Lender Two [Member]
Line of Credit Facility [Line Items]
Issued To	Lender	Lender
# Warrants	90,000	90,000
Dated	Nov. 12, 2021	Nov. 12, 2021
Expire	Nov. 12, 2026	Nov. 12, 2026
Strike Price	$ 15.00	$ 15.00
Lender Three [Member]
Line of Credit Facility [Line Items]
Issued To	Lender	Lender
# Warrants	90,000	90,000
Dated	Nov. 12, 2021	Nov. 12, 2021
Expire	Nov. 12, 2026	Nov. 12, 2026
Strike Price	$ 15.00	$ 15.00
Lender Four [Member]
Line of Credit Facility [Line Items]
Issued To	Lender	Lender
# Warrants	30,000	30,000
Dated	Jan. 27, 2022	Jan. 27, 2022
Expire	Jan. 27, 2025	Jan. 27, 2025
Strike Price	$ 15.00	$ 15.00